Corporate-owned and franchisee-owned stores	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Other Industries [Abstract]
Corporate-owned and franchisee-owned stores

(13) Corporate-owned and franchisee-owned stores

The following table shows changes in our corporate-owned and franchisee-owned stores for the three months ended March 31, 2016 and 2015:

	For the three months ended March 31,
	2016	2015

Franchisee-owned stores:
Stores operated at beginning of period	1,066	863
New stores opened	48	59
Stores debranded or consolidated(1)	(1)	(3)

Stores operated at end of period	1,113	919

Corporate-owned stores:
Stores operated at beginning of period	58	55
New stores opened	—	2

Stores operated at end of period	58	57

Total stores:
Stores operated at beginning of period	1,124	918
New stores opened	48	61
Stores debranded or consolidated(1)	(1)	(3)

Stores operated at end of period	1,171	976

(1)	The term “debrand” refers to a franchisee-owned store whose right to use the Planet Fitness brand and marks has been terminated in accordance with the franchise agreement. We retain the right to prevent debranded stores from continuing to operate as fitness centers. The term “consolidated” refers to the combination of a franchisee’s store with another store located in close proximity, with our prior approval. This often coincides with an enlargement, re-equipment and/or refurbishment of the remaining store.

(20) Corporate-owned and franchisee-owned stores

The following table shows changes in our corporate-owned and franchisee-owned stores for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013

Franchisee-owned stores:
Stores operated at beginning of period	863	704	562
New stores opened	206	169	148
Stores debranded, sold or consolidated(1)	(3)	(10)	(6)

Stores operated at end of period	1,066	863	704

Corporate-owned stores:
Stores operated at beginning of period	55	45	44
New stores opened	3	2	1
Stores acquired from franchisees	—	8	—

Stores operated at end of period	58	55	45

Total stores:
Stores operated at beginning of period	918	749	606
New stores opened	209	171	149
Stores debranded, sold or consolidated(1)	(3)	(2)	(6)

Stores operated at end of period	1,124	918	749

(1)	The term “debrand” refers to a franchisee-owned store whose right to use the Planet Fitness brand and marks has been terminated due to non-compliance with brand standards in accordance with the franchise agreement. We retain the right to prevent debranded stores from continuing to operate as fitness centers. The term “consolidated” refers to the combination of a franchisee’s store with another store located in close proximity with our prior approval. This often coincides with an enlargement, re-equipment and/or refurbishment of the remaining store.